Acquisitions/Divestitures (Divestiture) (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	24 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2013 Divestiture	Jun. 30, 2011 Divestiture	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 23, 2014 x86 server portfolio	Dec. 31, 2013 x86 server portfolio	Jan. 23, 2014 x86 server portfolio Maximum	Apr. 17, 2012 Retail Stores Solutions business	Dec. 31, 2012 Retail Stores Solutions business Phase	Dec. 31, 2013 Retail Stores Solutions business	Sep. 10, 2013 Customer Care Business Process Outsourcing Services	Dec. 31, 2013 Customer Care Business Process Outsourcing Services	Sep. 30, 2012 Toshiba Global Commerce Solutions Holding Corporation	Sep. 10, 2013 Estimated Customer Care Business Process Outsourcing Services Minimum	Sep. 10, 2013 Estimated Customer Care Business Process Outsourcing Services Maximum
Divestitures
Transaction price for sale of business						$ 2,300			$ 850			$ 505
Approximate amount of transaction price received in cash						2,000			800			430
Noncash consideration received on sale of business												75
Equity Ownership percent acquired								5.00%				5.00%
Proceeds from sale of business			297	599	14					546
Note receivable on sale of business										251
Pre-tax gain on sale of business										446	463				150	175
Revenues			99,751	104,507	106,916		4,600
Services revenue			57,655	59,453	60,721								1,300
Percent of the consolidated revenue													1.00%
Pre-tax income			19,524	21,902	21,003								100
Phases of sale completed										3
Businesses acquired, aggregate cost														161
Percentage of business acquired														19.90%
Ownership retention period														3 years
Number of divestitures	2	2
Intangible Assets, Net (Excluding Goodwill)	3,871		3,871	3,787
Tangible assets	$ 13,821		$ 13,821	$ 13,996									$ 50